Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, Net
Schedule of combined carve-out balance sheets
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	15,218,709	(9,248,542)	5,970,167
- Depreciation for the year	-	(43,070)	(43,070)
- Vessel improvements	311,671	-	311,671
Balance, December 31, 2024	15,530,380	(9,291,612)	6,238,768
- Depreciation for the year	-	(302,962)	(302,962)
- Vessel acquisition	31,833,687	-	31,833,687
- Vessel sale	(5,721,396)	3,076,118	(2,645,278)
- Vessel improvements	44,034	-	44,034
Balance, December 31, 2025	41,686,705	(6,518,456)	35,168,249